INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ 63,248	$ 4,127
Statutory U.K. income tax rate	19.00%	19.00%
Loss at statutory income tax rate	$ 12,017	$ 784
Change from increase in deferred income tax rate	3,795	(6,998)
Recognition of deferred tax assets		722
Foreign currency effect	2,069	1,098
Research and development credit		42
Income tax benefit (expense)	$ 17,881	$ (4,352)